Consolidated Statements of Changes in Equity $ in Thousands	USD ($)	Initial Public Offering USD ($)	Private Placement USD ($)	Greenshoe Offering USD ($)	Issued capital USD ($) shares	Issued capital Initial Public Offering USD ($) shares	Issued capital Private Placement USD ($) shares	Issued capital Greenshoe Offering USD ($) shares	Treasury shares USD ($) shares	Share premium USD ($)	Share premium Initial Public Offering USD ($)	Share premium Private Placement USD ($)	Share premium Greenshoe Offering USD ($)	Other reserves USD ($)	Retained earnings USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2020 | shares					47,955,700				0
Balance at beginning of period at Dec. 31, 2020	$ 100,510				$ 2,460				$ 0	$ 227,429				$ 8,300	$ (137,679)
Loss for the year	(73,675)														(73,675)
Other comprehensive loss	(4,275)													(4,275)
Total comprehensive loss for the year	(77,950)													(4,275)	(73,675)
Share-based compensation	8,514													8,514
Transactions With Owners [Abstract]
Share options exercised/Exercise of share options settled through issuance of treasury shares (in shares) | shares					1,271,300
Share options exercised/Exercise of share options settled through issuance of treasury shares	4,527				$ 69					4,458
Sale of ordinary shares, net of transaction costs (in shares) | shares						13,000,000	1,111,111	519,493
Sale of ordinary shares, net of transaction costs		$ 211,663	$ 19,648	$ 8,488		$ 710	$ 61	$ 28			$ 210,953	$ 19,587	$ 8,460
Balance at end of period (in shares) at Dec. 31, 2021 | shares					63,857,604				0
Balance at end of period at Dec. 31, 2021	275,400				$ 3,328				$ 0	470,887				12,539	(211,354)
Loss for the year	(87,449)														(87,449)
Other comprehensive loss	(2,182)													(2,182)
Total comprehensive loss for the year	(89,631)													(2,182)	(87,449)
Share-based compensation	13,613													13,613
Transactions With Owners [Abstract]
Share options exercised and vesting of Restricted Stock Units (in shares) | shares									373,616
Share options exercised and vesting of Restricted Stock Units	748								$ 19	736				(7)
Issuance of shares to be held as treasury shares (in shares) | shares					2,540,560				2,540,560
Issuance of shares to be held as treasury shares	0				$ 136				$ (136)
Balance at end of period (in shares) at Dec. 31, 2022 | shares					66,398,164				2,166,944
Balance at end of period at Dec. 31, 2022	200,130				$ 3,464				$ (117)	471,623				23,963	(298,803)
Loss for the year	(78,981)														(78,981)
Other comprehensive loss	14,825													14,825
Total comprehensive loss for the year	(64,156)													14,825	(78,981)
Share-based compensation	15,242													15,242
Transactions With Owners [Abstract]
Share options exercised and vesting of Restricted Stock Units (in shares) | shares									999,339
Share options exercised and vesting of Restricted Stock Units	226								$ 55	223				(52)
Issuance of shares to be held as treasury shares (in shares) | shares					10,500,000				10,500,000
Issuance of shares to be held as treasury shares	0				$ 584				$ (584)
Balance at end of period (in shares) at Dec. 31, 2023 | shares					76,898,164				11,667,605
Balance at end of period at Dec. 31, 2023	$ 151,442				$ 4,048				$ (646)	$ 471,846				$ 53,978	$ (377,784)